Property, Equipment and Leasehold Improvement, Net - Summary of Property Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	¥ 101,597		¥ 90,935
Less: accumulated depreciation	(75,051)		(57,544)
Property, equipment and leasehold improvement, net	26,546	$ 3,849	33,391
Electronic equipment
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	80,099		76,401
Furniture and office equipment
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	3,273		1,729
Vehicles
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	2,818		2,793
Leasehold improvement
Property, Equipment and Leasehold Improvement, Net
Total property, equipment and leasehold improvement	¥ 15,407		¥ 10,012